ACQUISITIONS AND DIVESTITURES (Details) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / Ounce	Dec. 16, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Revenue		$ 5,292	$ 3,681	$ 10,510	$ 6,811
Net income		$ 1,892	$ 1,256	4,373	$ 2,037
Loulo-Gounkoto [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						80.00%
Revenue	$ 505			907
Net income	16			$ 352
Trade and other receivables							$ 104
Loulo-Gounkoto [Member]
Disclosure of detailed information about business combination [line items]
Gold Price Assumption | $ / Ounce						3,000
Weighted average cost of capital						16.00%
Revenue of combined entity as if combination occurred at beginning of period						$ 1,036
Profit (loss) of combined entity as if combination occurred at beginning of period						484
Loulo-Gounkoto [Member] | Preliminary Purchase Price Allocation [Member]
Disclosure of detailed information about business combination [line items]
Fair value of acquiree at 100%	3,220					3,220
Fair value of acquiree at our share	2,576					2,576
Cash and equivalents	71					71
Current assets recognised as of acquisition date	154					154
Inventory recognised as of acquisition date	629					629
Property, plant and equipment recognised as of acquisition date	3,131					3,131
Non-current assets recognised as of acquisition date	120					120
Total assets acquired	4,105					4,105
Current liabilities recognised as of acquisition date	347					347
Deferred tax liabilities recognised as of acquisition date	474					474
Financial liabilities recognised as of acquisition date	17					17
Non-current liabilities recognised as of acquisition date	47					47
Other liabilities recognised as of acquisition date	240					240
Total liabilities acquired	1,125					1,125
Non-controlling interest in acquiree recognised at acquisition date	404					404
Identifiable assets acquired (liabilities assumed)	2,576					2,576
Loulo-Gounkoto [Member] | Revision to Purchase Price Allocation
Disclosure of detailed information about business combination [line items]
Fair value of acquiree at 100%	(91)					(91)
Fair value of acquiree at our share	(73)					(73)
Cash and equivalents	0					0
Current assets recognised as of acquisition date	12					12
Inventory recognised as of acquisition date	2					2
Property, plant and equipment recognised as of acquisition date	(3)					(3)
Non-current assets recognised as of acquisition date	68					68
Total assets acquired	79					79
Current liabilities recognised as of acquisition date	244					244
Deferred tax liabilities recognised as of acquisition date	(75)					(75)
Financial liabilities recognised as of acquisition date	0					0
Non-current liabilities recognised as of acquisition date	0					0
Other liabilities recognised as of acquisition date	(90)					(90)
Total liabilities acquired	79					79
Non-controlling interest in acquiree recognised at acquisition date	73					73
Identifiable assets acquired (liabilities assumed)	(73)					(73)
Loulo-Gounkoto [Member] | Revised Purchase Price Allocation [Member]
Disclosure of detailed information about business combination [line items]
Fair value of acquiree at 100%	3,129					3,129
Fair value of acquiree at our share	2,503					2,503
Cash and equivalents	71					71
Current assets recognised as of acquisition date	166					166
Inventory recognised as of acquisition date	631					631
Property, plant and equipment recognised as of acquisition date	3,128					3,128
Non-current assets recognised as of acquisition date	188					188
Total assets acquired	4,184					4,184
Current liabilities recognised as of acquisition date	591					591
Deferred tax liabilities recognised as of acquisition date	399					399
Financial liabilities recognised as of acquisition date	17					17
Non-current liabilities recognised as of acquisition date	47					47
Other liabilities recognised as of acquisition date	150					150
Total liabilities acquired	1,204					1,204
Non-controlling interest in acquiree recognised at acquisition date	477					477
Identifiable assets acquired (liabilities assumed)	$ 2,503					$ 2,503